Fair Value Measurements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair value measurement [Member]
Assets:
Available-for-sale marketable securities	$ 38,224	$ 33,679
Foreign currency derivative contracts	3
Total financial assets	38,227	33,679
Liabilities:
Payment obligation related to acquisition	1,070
Foreign currency derivative contracts		30
Total liabilities	1,070	30
Level 1 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition
Foreign currency derivative contracts
Total liabilities
Level 2 [Member]
Assets:
Available-for-sale marketable securities	38,224	33,679
Foreign currency derivative contracts	3
Total financial assets	38,227	33,679
Liabilities:
Payment obligation related to acquisition
Foreign currency derivative contracts		30
Total liabilities		30
Level 3 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition	1,070
Foreign currency derivative contracts
Total liabilities	$ 1,070